Commitments, guarantees, contingencies and other disclosures - Summary of Future Minimum Lease Payments Under Non-cancellable Lease (Detail) ₨ in Millions	Mar. 31, 2019 INR (₨)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	₨ 343
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	139
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	202
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	₨ 2